Consolidated Statements Of Comprehensive Income In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Common Class A and Class B USD ($)	Dec. 31, 2013 Common Class A and Class B CNY	Dec. 31, 2012 Common Class A and Class B CNY	Dec. 31, 2011 Common Class A and Class B CNY	Dec. 31, 2013 Class A Ordinary Shares American Depositary Shares USD ($)	Dec. 31, 2013 Class A Ordinary Shares American Depositary Shares CNY	Dec. 31, 2012 Class A Ordinary Shares American Depositary Shares CNY	Dec. 31, 2011 Class A Ordinary Shares American Depositary Shares CNY
Revenues:
Online marketing services	$ 5,253,352	31,802,219	22,245,643	14,489,767
Others	23,408	141,705	60,383	11,019
Total revenues	5,276,760	31,943,924	22,306,026	14,500,786
Operating costs and expenses:
Cost of revenues	(1,895,013)	(11,471,839)	(6,448,545)	(3,896,883)
Selling, general and administrative	(854,607)	(5,173,533)	(2,501,336)	(1,692,810)
Research and development	(678,400)	(4,106,832)	(2,304,825)	(1,334,434)
Total operating costs and expenses	(3,428,020)	(20,752,204)	(11,254,706)	(6,924,127)
Operating profit	1,848,740	11,191,720	11,051,320	7,576,659
Other income:
Interest income	216,156	1,308,542	866,465	418,201
Interest expense	(73,853)	(447,084)	(107,857)	(82,551)
Foreign exchange loss, net	(7,992)	(48,379)	(4,533)	(1,959)
Loss from equity method investments	(959)	(5,806)	(294,229)	(179,408)
Others, net	30,729	186,023	454,271	78,237
Total other income, net	164,081	993,296	914,117	232,520
Income before income taxes	2,012,821	12,185,016	11,965,437	7,809,179
Income taxes	(302,118)	(1,828,930)	(1,574,159)	(1,188,861)
Net income	1,710,703	10,356,086	10,391,278	6,620,318
Net loss attributable to noncontrolling interests	26,906	162,880	64,750	18,319
Net income attributable to Baidu, Inc.	1,737,609	10,518,966	10,456,028	6,638,637
Basic					$ 49.52	299.75	298.62	190.27	$ 4.95	29.98	29.86	19.03
Diluted					$ 49.44	299.32	298.29	189.88	$ 4.94	29.93	29.83	18.99
Weighted average number of Class A and Class B ordinary shares outstanding
Basic					34,986,228	34,986,228	34,939,838	34,890,050
Diluted					35,036,346	35,036,346	34,979,459	34,962,831
Other comprehensive income (loss):
Foreign currency translation adjustment	31,439	190,322	(6,100)	32,930
Unrealized gains on available-for-sale investments	110,407	668,372	11,391	45
Other comprehensive income, net of tax	141,846	858,694	5,291	32,975
Comprehensive income	1,852,549	11,214,780	10,396,569	6,653,293
Comprehensive loss attributable to noncontrolling interests	37,260	225,560	65,584	19,314
Comprehensive income attributable to Baidu, Inc.	$ 1,889,809	11,440,340	10,462,153	6,672,607